SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS RREEF Real Estate Securities Fund

The last sentence of the first paragraph of the Fund’s Summary Prospectus is deleted and replaced with the following:

The prospectus, dated April 29, 2011, supplemented May 26, 2011 and June 3, 2011, and as may be further supplemented from time to time, and SAI, dated April 29, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Please Retain This Supplement for Future Reference

June 3, 2011
PROSTKR-78